Non-controlling (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Equity	$ 16,642	$ 16,669	$ 18,509	$ 19,646
Total comprehensive losses	(133)	(94)
Total Revenue	22,465	23,002	24,708
Profit/(loss) after tax	2,868	3,406	2,826
Other comprehensive income	639	(1,778)	(338)
Total comprehensive income for the period	3,507	1,628	2,488
Non-current assets	50,204	49,264	44,049
Current assets	13,150	13,262	16,007
Total assets	63,354	62,526	60,056
Current liabilities	16,383	15,256	14,869
Total liabilities	46,712	45,857	41,547
Net assets/(liabilities)	16,642	16,669	18,509
Net cash inflow/(outflow) from operating activities	3,578	4,145	3,324
Net cash inflow from investing activities	(2,328)	(3,969)	$ (4,239)
Acerta Pharma
Disclosure of subsidiaries [line items]
Equity	1,676	1,808
Total comprehensive losses	132	95
Profit/(loss) after tax	412	(212)
Total comprehensive income for the period	412	(212)
Non-current assets	3	73
Current assets	904	79
Total assets	907	152
Current liabilities	417	171
Total liabilities	417	171
Net assets/(liabilities)	490	(19)
Net cash inflow/(outflow) from operating activities	5	(223)
Net cash inflow from investing activities		139
Increase/(decrease) in cash and cash equivalents in the year	$ 5	$ (84)